                                                    UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

                                                     FORM 24F-2
                                          Annual Notice of Securities Sold
                                               Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Rochester Portfolio Series
         6803 S. Tucson Way
         Englewood, CO 80112

2.       Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes):  /  /

         Limited Term New York Municipal Fund

3.       Investment Company Act File Number : 811-6332

         Securities Act File Number: 33-41511

4(a).    Last day of fiscal year for which this Form is filed: 12/31/01

4(b).    /  /     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    /  /     Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                  $637,610,896

         (ii)     Aggregate price of securities redeemed or repurchased during the fiscal year:
                  $218,832,679

         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                  Commission:
                  $152,665,395

         (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:
                  $371,498,074

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:
                  $266,112,822

         (vi)     Redemption credits available for use in future years -- if Item 5(i)
                  is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                  ($0)

         (vii)    Multiplier for determining registration fee (See Instructions C.9):
                  x .000092

         (viii)   Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0"
                  if no fee is due):
                  = $24,482

                  ============

6.       Prepaid Shares:

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due: $-0-

         If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
         D): N/A

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                 = $24,482

9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March
         25, 2002

         Method of Delivery:  Wire transfer /X/
         Fed Wire #004552

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  /s/ Scott Farrar
Scott Farrar, Assistant Treasurer

Date:   March 27, 2002

cc:      Ron Feiman, Esq.

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